Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Apr. 29, 2011	Apr. 30, 2010
Condensed Consolidated Balance Sheets (Parenthetical) [Abstract]
Allowances for accounts receivable	$ 97	$ 67
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	1,600,000,000	1,600,000,000
Common stock, shares issued	1,070,162,109	1,097,342,586
Common stock, shares outstanding	1,070,162,109	1,097,342,586